UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one):   [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Marvin & Palmer Associates, Inc.
Address:     1201 N. Market Street
             Suite 2300
             Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen T. Buckley
Title:       Senior Vice President
Phone:       (302) 573-3570

Signature, Place, and Date of Signing:

/s/   Karen T. Buckley         Wilmington, Delaware         August 8, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   3

Form 13F Information Table Entry Total:    159

Form 13F Information Table Value Total:    $2,384,256
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number          Name

     1        No File Number                Atlas Asset Management, Inc.
     2        28-7164                       Bear Stearns Asset Management Inc.
     3        28-551                        U.S. Bancorp





                         Form 13F INFORMATION TABLE



------------------------------------------------------------------------------------------------------------
      Column 1         Column 2     Column 3    Column 4    Column 5     Column 6    Column 7    Column 8
------------------------------------------------------------------------------------------------------------
   Name of Issuer      Title of      CUSIP       VALUE       SHRS OR    INVESTMENT    OTHER        VOTING
                         Class                  (x$1000)     SH/PUT/    DISCRETION   MANAGERS     AUTHORITY
                                                             PRN AMT                             SOLE SHARED
                                                             PRN CALL                               NONE
------------------------------------------------------------------------------------------------------------
Altera Corporation        COM        21441100     2,722       26,700    Sole                     Sole
------------------------------------------------------------------------------------------------------------
American Intl Group       COM        26874107    37,488       319043    Sole                     Sole
------------------------------------------------------------------------------------------------------------
American Intl Group       COM        26874107       188        1,600    Sole                     None
------------------------------------------------------------------------------------------------------------
Amgen Inc.                COM        31162100    75,561    1,075,600    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Amgen Inc.                COM        31162100       478        6,800    Sole                     None
------------------------------------------------------------------------------------------------------------
Apollo Group              COM        37604105       714       25,500    Sole                     Sole
------------------------------------------------------------------------------------------------------------
ASM International - ADR   ADR        N07045102    2,041       77,000    Sole                     Sole
------------------------------------------------------------------------------------------------------------
ASM Lithography
Holding - ADR             ADR        N07059111    1,267       28,700    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Baker Hughes Inc          COM        57224107     2,637       82,400    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Brasil Telecom  Part      COM        105530109    4,144      193,600    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Brasil Telecom  Part      COM        105530109      124        1,700    Defined          1       Sole
------------------------------------------------------------------------------------------------------------
Brasil Telecom  Part      COM        105530109    1,089       14,900    Defined          3       Sole
------------------------------------------------------------------------------------------------------------
Broadcom Corp             COM        111320107    6,612       30,200    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Chartered
Semiconductor - ADR       ADR        16133R106    9,387      104,300    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Chartered
Semiconductor - ADR       ADR        16133R106      738        8,200    Defined          1       Sole
------------------------------------------------------------------------------------------------------------
Chartered
Semiconductor - ADR       ADR        16133R106      891        9,900    Defined          3       Sole
------------------------------------------------------------------------------------------------------------
Check Point Software      COM        M22465104    5,770      121,700    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Check Point Software      COM        M22465104      191          900    Defined          1       Sole
------------------------------------------------------------------------------------------------------------
Check Point Software      COM        M22465104    1,821        8,600    Defined          3       Sole
------------------------------------------------------------------------------------------------------------
China Mobile Ltd ADR      ADR        16941M109   40,879      229,900    Sole                     Sole
------------------------------------------------------------------------------------------------------------
China Mobile Ltd ADR      ADR        16941M109    1,085        6,100    Defined          1       Sole
------------------------------------------------------------------------------------------------------------
China Mobile Ltd ADR      ADR        16941M109    2,774       15,600    Defined          3       Sole
------------------------------------------------------------------------------------------------------------
China Unicom ADR          ADR        16945R104    2,023       95,200    Sole                     Sole
------------------------------------------------------------------------------------------------------------
China Unicom ADR          ADR        16945R104      208        9,800    Defined          3       Sole
------------------------------------------------------------------------------------------------------------
Cisco Systems             COM        17275R102   95,106    1,496,326    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Cisco Systems             COM        17275R102      750       11,800    Sole                     None
------------------------------------------------------------------------------------------------------------
Citigroup                 COM        172967101   57,251      950,230    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Citigroup                 COM        172967101      283        4,700    Sole                     None
------------------------------------------------------------------------------------------------------------
Convergys Corp.           COM        212485106    2,833       54,600    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Corning Inc               COM        219350105   22,022        81600    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Corning Inc               COM        219350105      270        1,000    Sole                     None
------------------------------------------------------------------------------------------------------------
Cree Inc.                 COM        225447101      467        3,500    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Elan ADR                  ADR        284131208  123,493    2,549,400    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Elan ADR                  ADR        284131208    3,410       70,400    Defined          1       Sole
------------------------------------------------------------------------------------------------------------
Elan ADR                  ADR        284131208    1,773       36,600    Defined          2       Sole
------------------------------------------------------------------------------------------------------------
Elan ADR                  ADR        284131208   14,929      308,200    Defined          3       Sole
------------------------------------------------------------------------------------------------------------
Elan ADR                  ADR        284131208      140        2,900    Sole                     None
------------------------------------------------------------------------------------------------------------
EMC Corp                  COM        268648102   29,975      389,588    Sole                     Sole
------------------------------------------------------------------------------------------------------------
EMC Corp                  COM        268648102      200        2,600    Sole                     None
------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR   ADR        294821400    3,746    14,187,30    Sole                     Sole
------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co       ADR        294821400    7,012       350,576   Defined          1       Sole
ADR
------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co       ADR        294821400    4,060       203,000   Defined          2       Sole
ADR
------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co       ADR        294821400   28,176     1,408,800   Defined          3       Sole
ADR
------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co       ADR        294821400      544        27,200   Sole                     None
ADR
------------------------------------------------------------------------------------------------------------
Flextronics               COM        Y2573F102    7,364       107,200   Sole                     Sole
International
------------------------------------------------------------------------------------------------------------
Flextronics               COM        Y2573F102      529         7,700   Defined          1       Sole
International
------------------------------------------------------------------------------------------------------------
Flextronics               COM        Y2573F102      550         8,000   Defined          3       Sole
International
------------------------------------------------------------------------------------------------------------
Fomento Economico         ADR        344419106    7,002       162,600   Sole                     Sole
Mex-SP ADR
------------------------------------------------------------------------------------------------------------
Fomento Economico         ADR        344419106       65         1,500   Defined          1       Sole
Mex-SP ADR
------------------------------------------------------------------------------------------------------------
Fomento Economico         ADR        344419106      564        13,100   Defined          3       Sole
Mex-SP ADR
------------------------------------------------------------------------------------------------------------
Forest Laboratories       COM        345838106   14,312       141,700   Sole                     Sole
Inc.
------------------------------------------------------------------------------------------------------------
Forest Laboratories       COM        345838106      131         1,300   Sole                     None
Inc.
------------------------------------------------------------------------------------------------------------
General Electric          COM        369604103   40,232       759,100   Sole                     Sole
Company
------------------------------------------------------------------------------------------------------------
General Electric          COM        369604103      504         9,500   Sole                     None
Company
------------------------------------------------------------------------------------------------------------
Glaxo Wellcome ADR        ADR        37733W105    1,457        25,200   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Goldman Sachs Group       COM        38141G104   33,303       351,000   Sole                     Sole
Inc.
------------------------------------------------------------------------------------------------------------
Goldman Sachs Group       COM        38141G104      380         4,000   Sole                     None
Inc.
------------------------------------------------------------------------------------------------------------
Grupo Televisa  S.A.      COM        40049J206   77,151     1,119,100   Sole                     Sole
Global
------------------------------------------------------------------------------------------------------------
Grupo Televisa  S.A.      COM        40049J206      269         3,900   Defined          1       Sole
Global
------------------------------------------------------------------------------------------------------------
Grupo Televisa  S.A.      COM        40049J206      614         8,900   Defined          2       Sole
Global
------------------------------------------------------------------------------------------------------------
Grupo Televisa  S.A.      COM        40049J206    7,818       113,400   Defined          3       Sole
Global
------------------------------------------------------------------------------------------------------------
Halliburton Co            COM        406216101   14,199       300,900   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Halliburton Co            COM        406216101      179         3,800   Sole                     None
------------------------------------------------------------------------------------------------------------
Helmerich & Payne         COM        423452101    3,536        94,600   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Icici Bank ADR            ADR        45104G104    1,701       117,300   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Icici Bank ADR            ADR        45104G104       15         1,000   Defined          1       Sole
------------------------------------------------------------------------------------------------------------
Icici Bank ADR            ADR        45104G104      144         9,900   Defined          3       Sole
------------------------------------------------------------------------------------------------------------
Immunex Corp              COM        452528102   21,956       444,100   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Immunex Corp              COM        452528102      227         4,600   Sole                     None
------------------------------------------------------------------------------------------------------------
Infosys Technologies      ADR        456788108   13,861        78,200   Sole                     Sole
- ADR
------------------------------------------------------------------------------------------------------------
Infosys Technologies      ADR        456788108      106           600   Defined          1       Sole
- ADR
------------------------------------------------------------------------------------------------------------
Infosys Technologies      ADR        456788108      957         5,400   Defined          3       Sole
- ADR
------------------------------------------------------------------------------------------------------------
Intel Corp                COM        458140100   67,901       507,900   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Intel Corp                COM        458140100      294         2,200   Sole                     None
------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp ADR     ADR        46612J101   63,818       532,350   Sole                     Sole
------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp ADR     ADR        46612J101    1,067         8,900   Defined          2       Sole
------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp ADR     ADR        46612J101    8,619        71,900   Defined          3       Sole
------------------------------------------------------------------------------------------------------------
Juniper Networks Inc.     COM        48203R104   35,124       241,300   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Juniper Networks Inc.     COM        48203R104      335         2,300   Sole                     None
------------------------------------------------------------------------------------------------------------
Legg Mason Inc.           COM        524901105   12,140       242,800   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Legg Mason Inc.           COM        524901105      140         2,800   Sole                     None
------------------------------------------------------------------------------------------------------------
Lehman Brothers           COM        524908100   25,777       272,600   Sole                     Sole
Holdings Inc.
------------------------------------------------------------------------------------------------------------
Lehman Brothers           COM        524908100      255         2,700   Sole                     None
Holdings Inc.
------------------------------------------------------------------------------------------------------------
Linear Technology         COM        535678106   15,601       244,000   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Linear Technology         COM        535678106      153         2,400   Sole                     None
------------------------------------------------------------------------------------------------------------
Longview Fibre            COM        543213102    1,231       111,300   Sole                     Sole
Company
------------------------------------------------------------------------------------------------------------
Maxim Integrated          COM        57772K101    8,921       131,300   Sole                     Sole
Products
------------------------------------------------------------------------------------------------------------
Maxim Integrated          COM        57772K101      109         1,600   Sole                     None
Products
------------------------------------------------------------------------------------------------------------
Medimmune Inc.            COM        584699102   13,668       184,700   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Medimmune Inc.            COM        584699102      163         2,200   Sole                     None
------------------------------------------------------------------------------------------------------------
Medtronics                COM        585055106   15,309       307,350   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Merrill Lynch &           COM        590188108   46,253       402,200   Sole                     Sole
Co., Inc.
------------------------------------------------------------------------------------------------------------
Merrill Lynch &           COM        590188108      541         4,700   Sole                     None
Co., Inc.
------------------------------------------------------------------------------------------------------------
Micron Technology Inc.    COM        595112103   21,029       238,800   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Micron Technology Inc.    COM        595112103      264         3,000   Sole                     None
------------------------------------------------------------------------------------------------------------
Millennium                COM        599902103   11,300       101,000   Sole                     Sole
Pharmaceuticals
------------------------------------------------------------------------------------------------------------
Millennium                COM        599902103      134         1,200   Sole                     None
Pharmaceuticals
------------------------------------------------------------------------------------------------------------
Millipore Corp            COM        601073109   15,506       205,700   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Millipore Corp            COM        601073109      143         1,900   Sole                     None
------------------------------------------------------------------------------------------------------------
Morgan St  Dean           COM        617446448   74,459       894,400   Sole                     Sole
Witter & Co.
------------------------------------------------------------------------------------------------------------
Morgan St  Dean           COM        617446448      708         8,500   Sole                     None
Witter & Co.
------------------------------------------------------------------------------------------------------------
Nextel                    COM        65332V103   14,881       243,200   Sole                     Sole
Communications Inc-A
------------------------------------------------------------------------------------------------------------
Nextel                    COM        65332V103      159         2,600   Sole                     None
Communications Inc-A
------------------------------------------------------------------------------------------------------------
Nokia Corp - ADR          ADR        654902204    2,877        57,600   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Nortel Networks           COM        656568102  153,576     2,250,200   Sole                     Sole
Corporation
------------------------------------------------------------------------------------------------------------
Nortel Networks           COM        656568102    1,884        27,600   Defined          2       Sole
Corporation
------------------------------------------------------------------------------------------------------------
Nortel Networks           COM        656568102   19,001       278,400   Defined          3       Sole
Corporation
------------------------------------------------------------------------------------------------------------
Nortel Networks           COM        656568102      341         5,000   Sole                     None
Corporation
------------------------------------------------------------------------------------------------------------
Northern Trust            COM        665859104   11,125       171,000   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Northern Trust            COM        665859104      130         2,000   Sole                     None
------------------------------------------------------------------------------------------------------------
Oracle Corporation        COM        68389X105   56,631       673,692   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Oracle Corporation        COM        68389X105      412         4,900   Sole                     None
------------------------------------------------------------------------------------------------------------
P Acucar Cbd - ADR        ADR        20440T201      733        22,800   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Pfizer Inc                COM        717081103   29,784       620,500   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Pfizer Inc                COM        717081103      158         3,300   Sole                     None
------------------------------------------------------------------------------------------------------------
PMC Sierra                COM        69344F106   47,692       268,400   Sole                     Sole
------------------------------------------------------------------------------------------------------------
PMC Sierra                COM        69344F106      960         5,400   Defined          2       Sole
------------------------------------------------------------------------------------------------------------
PMC Sierra                COM        69344F106    7,427        41,800   Defined          3       Sole
------------------------------------------------------------------------------------------------------------
Qiagen N.V.               COM        N72482107   18,809       108,100   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Qiagen N.V.               COM        N72482107      696         4,000   Defined          1       Sole
------------------------------------------------------------------------------------------------------------
Qiagen N.V.               COM        N72482107      331         1,900   Defined          2       Sole
------------------------------------------------------------------------------------------------------------
Qiagen N.V.               COM        N72482107    2,158        12,400   Defined          3       Sole
------------------------------------------------------------------------------------------------------------
Rostelecom - ADR          ADR        778529107    2,627       192,700   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Rostelecom - ADR          ADR        778529107       30         2,200   Defined          1       Sole
------------------------------------------------------------------------------------------------------------
Rostelecom - ADR          ADR        778529107      284        20,800   Defined          3       Sole
------------------------------------------------------------------------------------------------------------
Schlumberger Ltd          COM        806857108   63,144       846,100   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Schlumberger Ltd          COM        806857108      567         7,600   Sole                     None
------------------------------------------------------------------------------------------------------------
Siebel Systems Inc        COM        826170102   16,781       102,600   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Siebel Systems Inc        COM        826170102      196         1,200   Sole                     None
------------------------------------------------------------------------------------------------------------
SK Telecom                COM        78440P108   35,197       969,335   Sole                     Sole
------------------------------------------------------------------------------------------------------------
SK Telecom                COM        78440P108      287         7,894   Defined          1       Sole
------------------------------------------------------------------------------------------------------------
SK Telecom                COM        78440P108    2,322        63,947   Defined          3       Sole
------------------------------------------------------------------------------------------------------------
State Street Corp         COM        857477103   36,665       345,700   Sole                     Sole
------------------------------------------------------------------------------------------------------------
State Street Corp         COM        857477103      106         1,000   Sole                     None
------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc      COM        866810104   38,895       427,700   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc      COM        866810104      418         4,600   Sole                     None
------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR     ADR        874039100   18,394       474,676   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR     ADR        874039100      744        19,192   Defined          1       Sole
------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR     ADR        874039100      303         7,808   Defined          3       Sole
------------------------------------------------------------------------------------------------------------
Telecom Brazilia ADR      ADR        879287308   31,674       326,100   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Telecom Brazilia ADR      ADR        879287308      223         2,300   Defined          1       Sole
------------------------------------------------------------------------------------------------------------
Telecom Brazilia ADR      ADR        879287308    2,253        23,200   Defined          3       Sole
------------------------------------------------------------------------------------------------------------
Telefonos de Mexico       ADR        879403780   42,545       744,700   Sole                     Sole
ADR
------------------------------------------------------------------------------------------------------------
Telefonos de Mexico       ADR        879403780      274         4,800   Defined          1       Sole
ADR
------------------------------------------------------------------------------------------------------------
Telefonos de Mexico       ADR        879403780    2,388        41,800   Defined          3       Sole
ADR
------------------------------------------------------------------------------------------------------------
Teva                      ADR        881624209   13,283       239,600   Sole                     Sole
Pharmaceutical-SP ADR
------------------------------------------------------------------------------------------------------------
Teva                      ADR        881624209      128         2,300   Defined          1       Sole
Pharmaceutical-SP ADR
------------------------------------------------------------------------------------------------------------
Teva                      ADR        881624209    1,209        21,800   Defined          3       Sole
Pharmaceutical-SP ADR
------------------------------------------------------------------------------------------------------------
Texas Instruments Inc     COM        882508104   65,207       949,290   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Texas Instruments Inc     COM        882508104      288         4,200   Sole                     None
------------------------------------------------------------------------------------------------------------
Unibanco - ADR            ADR        90458E107    2,441        84,900   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Unibanco - ADR            ADR        90458E107       20           700   Defined          1       Sole
------------------------------------------------------------------------------------------------------------
Unibanco - ADR            ADR        90458E107      187         6,500   Defined          3       Sole
------------------------------------------------------------------------------------------------------------
Unitedhealth Group        COM        91324P102   13,368       155,900   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Unitedhealth Group        COM        91324P102      154         1,800   Sole                     None
------------------------------------------------------------------------------------------------------------
Univision                 COM        914906102   13,310       128,600   Sole                     Sole
Communications
------------------------------------------------------------------------------------------------------------
Univision                 COM        914906102      135         1,300   Sole                     None
Communications
------------------------------------------------------------------------------------------------------------
Veritas Software Corp     COM        923436109    6,674        59,050   Sole                     Sole
------------------------------------------------------------------------------------------------------------
Yahoo Inc                 COM        984332106    4,410        35,600   Sole                     Sole
------------------------------------------------------------------------------------------------------------